Invested and working capital, Right of Use Asset (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Right of Use Asset [Abstract]
Right-of-use assets	$ 266	$ 334	$ 71
Reconciliation of the movement [Abstract]
Opening balance	334	71	202
Additions	0	423	11
Amortization expense	(68)	(160)	(142)
Foreign exchange translation difference	0	0	0
Closing balance	266	334	71
At Cost [Member]
Right of Use Asset [Abstract]
Right-of-use assets	755	755	368
Reconciliation of the movement [Abstract]
Opening balance	755	368
Closing balance	755	755	368
Accumulated Amortisation [Member]
Right of Use Asset [Abstract]
Right-of-use assets	(489)	(421)	(297)
Reconciliation of the movement [Abstract]
Opening balance	(421)	(297)
Closing balance	$ (489)	$ (421)	$ (297)